RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [Abstract]
Summary of right-of-use assets
2022
$
Balance, January 1	1,177
Additions	468
Revision to IBR	(85)
Amortization expense	(172)
Balance, June 30	1,388

Summary of right-of-use liabilities
2022
$
Balance, January 1	1,327
Additions	468
Revision to IBR	(85)
Interest expense	36
Repayments	(205)
Balance, June 30	1,541